LONG-TERM INVESTMENTS, NET (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Oct. 31, 2019	Jun. 08, 2018	May 15, 2018	Oct. 19, 2017	Jan. 31, 2016
Schedule of Investments [Line Items]
Less: Impairment		¥ (2,750)		¥ (2,750)		$ (432)
Total long-term investments		923		883		145
Impairment of long-term investment		0		1,430	¥ 1,320
Anpac Beijing
Schedule of Investments [Line Items]
Equity method investments		923		789		145
Ownership percentage, equity method investment							18.00%			35.00%
Investment income		134	$ 21
Moxu
Schedule of Investments [Line Items]
Equity method investments				94
Ownership percentage, equity method investment								20.00%
Jiangsu Anpac
Schedule of Investments [Line Items]
Equity securities without readily determinable fair values		2,750		2,750		$ 432
Ownership percentage, cost method investment											10.00%
Additional equity interest acquired, cost method investment	5.00%
Impairment of long-term investment		¥ 0		¥ 1,430	¥ 1,320
Advanced Life Therapeutics Co., Ltd. ("Advanced Life")
Schedule of Investments [Line Items]
Ownership percentage, equity method investment									40.00%